Revenue from collaboration agreements (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of revenue from collaboration agreements explanatory
The

Group earned revenue from collaboration agreements from the following collaborators during the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(Euros in thousands)		(Euros in thousands)

Amgen	—	260	—	517
Genmab	4,125	2,105	7,044	4,341
BMS	12,107	1,297	110,532	4,590
GSK	983	1,527	2,547	3,144

Total	17,215	5,189	120,123	12,592

Summary of Deferred revenue related to the collaboration agreements
The Group expects to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenue related to the collaboration agreements consists of the following as of June 30, 2022 and December 31, 2021:

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Current	78,394	50,402
Non-current	115,321	48,225

Total	193,715	98,627